October 31, 2019

VIA EDGAR

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington D.C. 20549

Re:	Asset Management Fund (the “Registrant”)

File Nos. 002-78808 and 811-03541

To the Commission:

Pursuant to Rule 497 (j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, the undersigned hereby certifies that (i) the Prospectus and Statement of Additional Information both dated October 28, 2019 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 98 (the “Amendment”) and (ii) the text of the most recent Amendment or registration statement was filed electronically.

If you have any questions or require any further information, please contact the undersigned at (614) 416-9054.

Very truly yours,

/s/ Jennifer Gorham

Jennifer Gorham

Secretary